Stockholders' Equity	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Equity
Stockholders' Equity
The following table sets forth the change in the number of shares of Class A common stock outstanding during the fiscal years ended December 31, 2015 and 2014:

	December 31,
	2015	2014
Shares outstanding as of beginning of period	85.1	85.2
Shares issued as part of equity-based compensation plans and the ESPP, net of shares surrendered	1.4	1.9
Shares repurchased into treasury stock	—	(2.0)
Shares outstanding as of end of period	86.5	85.1

Treasury Stock
In December 2014, our existing stock repurchase program, which was originally announced in May 2010, expired and was not renewed. Under the program, we were authorized to repurchase, from time to time through open market purchases or otherwise, shares of our outstanding common stock in an aggregate amount up to $200.0 million. During the first quarter of 2014, we repurchased 2.0 million shares at an aggregate cost of $29.5 million. Purchases made during 2014 were funded by cash flows from operations, borrowings or a combination thereof. As of the program’s expiration on December 31, 2014, we had $75.0 million remaining available for potential repurchases. As of December 31, 2015, no new stock repurchase plans have been put in place.